Segmented Information - Schedule of Goodwill and Total Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Goodwill	$ 5,250	$ 5,153	$ 5,039
Segmented assets	23,965	21,593
Operating Segments | Utilities
Segment Reporting Information
Goodwill	3,718	3,691
Segmented assets	16,782	14,603
Operating Segments | Midstream
Segment Reporting Information
Goodwill	1,532	1,462
Segmented assets	6,728	6,415
Operating Segments | Corporate/Other
Segment Reporting Information
Goodwill	0	0
Segmented assets	$ 455	$ 575